ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Pro Forma (Details)	Dec. 31, 2018 shares
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock issued	7,095,746